Financial instruments - Offsetting of Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives - assets
Gross amount of financial instruments as presented upon balance sheet	€ 20.2	€ 22.7
Related financial instruments that are offset	(10.8)	(22.7)
Net amount	9.4	0.0
Derivatives - liabilities
Gross amount of financial instruments as presented upon balance sheet	(27.9)	(125.0)
Related financial instruments that are offset	10.8	22.7
Net amount	€ (17.1)	€ (102.3)